Net interest income	9 Months Ended
Sep. 30, 2018
Net interest income
Net interest income

Note 2. Net interest income

Skr mn	Jul-Sep 2018	Apr–Jun 2018	Jul-Sep 2017	Jan-Sep 2018	Jan–Sep 2017	Jan-Dec 2017
Interest income
Loans to credit institutions	418	344	207	1,003	567	789
Loans to the public	668	624	565	1,864	1,690	2,265
Loans in the form of interest-bearing securities	171	170	158	500	483	629
Interest-bearing securities excluding loans in the form of interest-bearing securities	124	123	131	371	332	458
Derivatives	-49	-43	-87	-166	-291	-372
Administrative remuneration CIRR-system1	42	39	31	113	95	125
Other assets	0	0	-1	2	1	2

Total interest income2	1,374	1,257	1,004	3,687	2,877	3,896

Interest expenses
Interest expenses	-971	-848	-530	-2,423	-1,454	-2,020
Resolution fee	-67	-63	-48	-200	-145	-193

Total interest expenses	-1,038	-911	-578	-2,623	-1,599	-2,213
Net interest income	336	346	426	1,064	1,278	1,683

1Including administrative remuneration for concessionary loans of Skr 1 million during the period January-September 2018 (9M17:Skr 2 million).

2Interest income calculated using the effective interest method amounted to Skr 3,147 million during the period January - September 2018 (9M17: Skr 2,426 million).